Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	€ 44,519	€ 44,235	€ 40,264
Acquisitions during the period	1,843	0	4,039
Other movements during the period(a)	(75)	(244)	(1,006)
Currency translation differences	(1,923)	528	938
Ending balance	€ 44,364	€ 44,519	€ 44,235